Convertible Subordinated Debt	12 Months Ended
Dec. 31, 2011
Convertible Subordinated Debt [Abstract]
Convertible Subordinated Debt

18- Convertible Subordinated Debt

As per 1 January 2009, ASMI applies ASC 815 "Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity's Own Stock".

Our convertible bonds due 2011 and 2014, include a component that creates a financial liability to the Company and a component that grants an option to the holder of the convertible note to convert it into common shares of the Company ("conversion option"). ASC 815 requires separate recognition of these components.

For the conversion options of the convertible bonds due 2011 the accounting was different from that for the conversion option of the convertible bonds due 2014. As the convertible bonds due 2011 were denominated in USD and the ASM International common shares in which they can be converted to are denominated in Euro, these conversion options were recognized as a liability measured at fair value. The conversion option was measured at fair value through the income statement, for 2011 this revaluation at fair value resulted in a loss of € 4.4 million (2010 € 19.0 million). For the conversion options of the convertible bonds due 2014 the fixed–for-fixed principle is met as both the debt instrument (the bond) and the Company's equity shares, in which they can be converted to, are denominated in the same currency (Euro). Based on this criterion the conversion option qualifies as permanent equity.

The fair value of the liability component is estimated using the prevailing market interest rate at the date of issue, for similar non-convertible debt. Subsequently, the liability is measured at amortized cost. The interest expense on the liability component is calculated by applying the market interest rate for similar non-convertible debt at the date of issue to the liability component of the instrument. The difference between this amount and the interest paid is added to the carrying amount of the convertible subordinated notes, thus creating a non-cash interest expense. For the financial year 2011 this accretion interest expense was € 4,401 (2010; € 6,010).

On December 31, 2010 we initiated a full redemption for all of the outstanding principal balance of our 4.25% Convertible Subordinated notes due 2011, as per February 15, 2011. This proposal for redemption resulted in an almost full conversion of convertible notes into common shares. Until conversion, the conversion option was valued at fair value resulting in a non-cash loss during 2011 of € 4.4million.

The changes in the outstanding amounts of convertible subordinated debt are as follows:

	5.25% convertible subordinated notes, due 2010	4.25% convertible subordinated notes, due 2011	6.50% convertible unsecured notes, due 2014
Liability at redemption value at date of issuance	79,267	111,682	150,000
Conversion component at date of issuance	(13,653)	(18,329)	(23,601)

Liability component at date of issuance	65,614	93,353	126,399

Balance January 1, 2010	11,542	65,394	126,955
Conversion of notes	(12,677)	(5)	—
Accrual of interest	181	1,560	3,849
Repurchasing of notes	—	(38,276)	—
Foreign currency translation effect	954	3,765	—

Balance December 31, 2010	—	32,439	130,804
Conversion of notes	—	(32,536)	—
Accrual of interest	—	126	4,274
Foreign currency translation effect	—	(29)	—

Balance December 31, 2011	—	—	135,078

Reported as non-current liabilities	—	—	135,078
Reported as current liabilities	—	—	—

	5.25% convertible subordinated notes, due 2010	4.25% convertible subordinated notes, due 2011	6.50% convertible subordinated notes, due 2014
Nominal value in US$:
December 31, 2010	—	44,909	n/a
December 31, 2011	—	—	n/a

Nominal value in €:
December 31, 2010	—	33,609	150,000
December 31, 2011	—	—	150,000

5.25% convertible subordinated notes, due 2010

In May 2003, ASMI issued US$ 90.0 million in principal amount of 5.25% convertible subordinated notes due in May 2010 in a private offering. Interest on the notes was payable on May 15 and November 15 of each year. The notes were subordinated in right of payment to all of the Company's existing and future senior indebtedness. The notes were convertible, at the option of the holder, into shares of the Company's common stock initially at a conversion rate of 52.0237 shares of common stock for each US$ 1,000 principal amount of notes, subject to adjustment in certain circumstances. This was equivalent to an initial conversion price of US$ 19.22 per share. On or after May 20, 2006, the Company could redeem any of the notes at a redemption price equal to 100% of the principal amount of the notes being redeemed, plus accrued and unpaid interest, if the closing price of the Company's common shares exceeded 150% of the conversion price for at least 20 trading days in any period of 30 consecutive trading days and if certain other conditions were satisfied. In the event of a change in control, the Company could be required to repurchase the notes.

In 2007, US$ 20.8 million of the US$ 90.0 million convertible subordinated notes were repurchased. The US$ 20.8 million were repurchased for a market value of US$ 29.0 million. The loss for the early extinguishment of the notes of € 6,309, which includes the premium paid above par and the write-off of unamortized issuance costs, was recorded as expense from early extinguishment of debt in the Consolidated Statement of Operations for the year 2007.

In 2008, US$ 48.3 million convertible subordinated notes was repurchased. The US$ 48.3 million was repurchased for a market value of US$ 37.7 million. The gain from the early extinguishment of the notes of € 7,957, which includes the premium paid under par and the write-off of unamortized issuance costs, was recorded as a gain from early extinguishment of debt in the Consolidated Statement of Operations for the year 2008.

In 2008 US$ 0.01 million in convertible subordinated notes were converted into 520 common shares out of the treasury shares, previously purchased by the Company.

In 2009 US$ 4.0 million convertible subordinated notes was repurchased for a market value of US$ 5.2 million. The loss from the early extinguishment of the notes of € 211 thousand, which includes the premium paid above par and the write-off of unamortized issuance costs, was recorded as a loss from early extinguishment of debt in the Consolidated Statement of Operations for the year 2009.

In 2010 the remaining US$ 16.9 million in convertible subordinated notes were converted into 878,154 common shares, newly issued by the Company.

4.25% convertible subordinated notes, due 2011

In December 2004, ASMI issued US$ 150.0 million in principal amount of 4.25% convertible subordinated notes due in December 2011 in a private offering. Interest on the notes was payable on June 6 and December 6 of each year. The notes were subordinated in right of payment to all of the Company's existing and future senior indebtedness. The notes were convertible, at the option of the holder, into shares of the Company's common stock initially at a conversion rate of 48.0307 shares of common stock for each US$ 1,000 principal amount of notes, subject to adjustment in certain circumstances. This was equivalent to an initial conversion price of US$ 20.82 per share. Effective December 6, 2007, the conversion price was adjusted for the cash dividend paid in September 2007 to US$ 20.71 per share. On or after December 6, 2007, the Company could redeem any of the notes at a redemption price equal to 100% of the principal amount of the notes being redeemed, plus accrued and unpaid interest, if the closing price of the Company's common shares exceeded 130% of the conversion price for at least 20 trading days in any period of 30 consecutive trading days. In the event of a change in control, the Company could be required to repurchase the notes.

In 2007, US$ 14.6 million of the US$ 150.0 million convertible subordinated notes were repurchased. The US$ 14.6 million were repurchased for a market value of US$ 19.4 million. The loss for the early extinguishment of the notes of € 3,740, which includes the premium paid above par and the write-off of unamortized issuance costs, was recorded as expense from early extinguishment of debt in the Consolidated Statement of Operations for the year 2007.

In 2008 US$ 7.7 million in convertible subordinated notes were converted into 372,426 common shares of which 102,509 consisted of the treasury shares previously purchased by the Company and 269,917 newly issued common shares.

In 2009 US$ 26.3 million convertible subordinated notes were repurchased for a market value of US$ 33.7 million. The loss from the early extinguishment of the notes of € 1,548 thoussand, which includes the write-off of unamortized issuance costs and the amortization of unamortized interest expenses, was recorded as a loss from early extinguishment of debt in the Consolidated Statement of Operations for the year 2009.

In 2010 US$ 56.5 million convertible subordinated notes was repurchased for a market value of US$ 74.6 million. The loss from the early extinguishment of the notes of € 3,609, which includes the write-off of unamortized issuance costs and the amortization of unamortized interest expenses, was recorded as a loss from early extinguishment of debt in the Consolidated Statement of Operations for the year 2010.

In 2010 US$ 7 thousand in convertible subordinated notes were converted into 337 common shares, newly issued by the Company.

On January 3, 2011 we announced that we initiated a full redemption for all of the outstanding principal balance of the 4.25% Convertible Subordinated Notes due 2011. The Notes which were not converted into common shares were redeemed on February 16, 2011, at a redemption price of 100.00% of the principal amount thereof, plus accrued and unpaid interest to February 15, 2011. The Notice of Redemption for the Notes was sent to all registered holders on January 3, 2011.

The 4.25% convertible subordinated notes ranked pari passu with the 5.25% convertible subordinated notes.

6.50% convertible subordinated notes, due 2014

In November 2009, ASMI issued € 150.0 million in principal amount of 6.50% convertible unsecured notes due in November 2014 in a private offering. Interest on the notes is payable on February 6, May 6, August 6 and November 6 of each year. The notes are subordinated in right of payment to all of the Company's existing and future senior indebtedness. The notes are convertible into shares of the Company's common stock only, initially at a conversion rate of 58.5851 shares of common stock for each € 1,000 principal amount of notes, subject to adjustment in certain circumstances. This is equivalent to an initial conversion price of € 17.09 per share. As a result of the dividend paid on common shares during 2011 the conversion price was adjusted to € 16.85. On or after November 27, 2012, the Company may redeem any of the notes at a redemption price equal to 100% of the principal amount of the notes being redeemed, plus accrued and unpaid interest, if the closing price of the Company's common shares has exceeded 130% of the conversion price for at least 20 trading days in any period of 30 consecutive trading days. In the event of a change in control, the Company may be required to repurchase the notes.

The 6.50% convertible subordinated notes rank pari passu amongst themselves and equally with all other unsecured and unsubordinated obligations of the Company.

Conversion option

The conversion component of the subordinated notes qualifying as a liability was measured at fair value. The fair values for these options were determined using a Black-Scholes option valuation model.

Debt issuance costs

The fees incurred for the issuance of the convertible subordinated notes are included as debt issuance costs in the Consolidated Balance Sheet and amortized by the effective interest method as interest expense during the economic life of the debts. Debt issuance costs of € 1,093 are expected to be amortized in 2012.